Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2016, future minimum lease payments under noncancellable operating leases with initial or remaining lease terms in excess of one year are included below.

(In millions)	Facilities	Vehicles	Other	Total

2017	$39.0	5.8	15.1	59.9
2018	37.0	4.5	32.8	74.3
2019	24.6	3.1	12.9	40.6
2020	19.9	1.4	8.8	30.1
2021	15.5	0.9	3.4	19.8
Later years	40.2	1.7	—	41.9
	$176.2	17.4	73.0	266.6